Allowance for Probable Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Allowance for Probable Loan Losses
Summary of the transactions in the allowance for probable loan losses by loan class

	December 31, 2016
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$21,431	$13,920	$19,769	$1,248	$3,509	$5,321	$638	$1,152	$66,988
Losses charge to allowance	(32,959)	(16)	(1,890)	(180)	(70)	(331)	(414)	(41)	(35,901)
Recoveries credited to allowance	7,110	6,099	119	—	21	278	69	19	13,715
Net losses charged to allowance	(25,849)	6,083	(1,771)	(180)	(49)	(53)	(345)	(22)	(22,186)
Provision (credit) charged to operations	30,067	(6,114)	(1,267)	(262)	(1,005)	(1,552)	238	(246)	19,859
Balance at December 31,	$25,649	$13,889	$16,731	$806	$2,455	$3,716	$531	$884	$64,661

	December 31, 2015
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,352	$12,955	$18,683	$846	$3,589	$4,683	$660	$1,060	$64,828
Losses charge to allowance	(24,802)	(695)	(492)	—	(157)	(275)	(704)	—	(27,125)
Recoveries credited to allowance	3,135	141	963	—	30	431	170	10	4,880
Net losses charged to allowance	(21,667)	(554)	471	—	(127)	156	(534)	10	(22,245)
Provision (credit) charged to operations	20,746	1,519	615	402	47	482	512	82	24,405
Balance at December 31,	$21,431	$13,920	$19,769	$1,248	$3,509	$5,321	$638	$1,152	$66,988

	December 31, 2014
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,433	$12,541	$24,467	$776	$3,812	$4,249	$750	$1,133	$70,161
Losses charge to allowance	(19,110)	(680)	(1,893)	—	(351)	(661)	(719)	(51)	(23,465)
Recoveries credited to allowance	2,979	72	107	—	49	242	210	50	3,709
Net losses charged to allowance	(16,131)	(608)	(1,786)	—	(302)	(419)	(509)	(1)	(19,756)
Provision (credit) charged to operations	16,050	1,022	(3,998)	70	79	853	419	(72)	14,423
Balance at December 31,	$22,352	$12,955	$18,683	$846	$3,589	$4,683	$660	$1,060	$64,828

Loans individually or collectively evaluated for their impairment and related allowance, by loan class

	December 31, 2016
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$22,412	$—	$887,255	$25,649
Commercial real estate: other construction & land development	4,776	371	1,712,099	13,518
Commercial real estate: farmland & commercial	10,810	546	1,932,260	16,185
Commercial real estate: multifamily	552	—	139,914	806
Residential: first lien	6,836	44	415,068	2,411
Residential: junior lien	978	—	609,340	3,716
Consumer	1,295	—	53,873	531
Foreign	746	—	166,474	884

Total	$48,405	$961	$5,916,283	$63,700

	December 31, 2015
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$30,946	$1,704	$935,905	$19,727
Commercial real estate: other construction & land development	6,221	100	1,643,606	13,820
Commercial real estate: farmland & commercial	13,806	202	1,981,643	19,567
Commercial real estate: multifamily	777	200	138,671	1,048
Residential: first lien	5,699	—	404,545	3,509
Residential: junior lien	950	—	551,388	5,321
Consumer	1,297	—	56,447	638
Foreign	752	—	178,261	1,152

Total	$60,448	$2,206	$5,890,466	$64,782

Loans accounted on non-accrual basis, by loan class

	December 31, 2016	December 31, 2015
	(Dollars in Thousands)
Domestic
Commercial	$22,369	$30,894
Commercial real estate: other construction & land development	4,776	3,668
Commercial real estate: farmland & commercial	8,314	11,543
Commercial real estate: multifamily	552	777
Residential: first lien	655	383
Residential: junior lien	166	21
Consumer	26	34
Foreign	387	365
Total non-accrual loans	$37,245	$47,685

Impaired loans, by loan class

	December 31, 2016
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial real estate: other construction & land development	$1,958	$1,971	$371	$2,512	$—
Commercial real estate: farmland & commercial	2,808	3,948	546	3,247	—
Residential: first lien	62	62	44	62	—
Total impaired loans with related allowance	$4,828	$5,981	$961	$5,821	$—

	December 31, 2016
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$21,412	$50,737	$19,354	$3
Commercial real estate: other construction & land development	2,818	4,419	2,336	67
Commercial real estate: farmland & commercial	8,002	9,054	8,523	110
Commercial real estate: multifamily	552	562	401	—
Residential: first lien	6,774	6,847	6,860	298
Residential: junior lien	978	1,017	1,011	52
Consumer	1,295	1,295	1,214	1
Foreign	746	746	751	16
Total impaired loans with no related allowance	$42,577	$74,677	$40,450	$547

The following tables detail key information regarding the Company’s impaired loans by loan class for the year ended December 31, 2015:

	December 31, 2015
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$4,016	$4,156	$1,704	$3,758	$—
Commercial real estate: other construction & land development	167	169	100	893	—
Commercial real estate: farmland & commercial	4,003	4,309	202	444	92
Commercial real estate: multifamily	599	599	200	599	—
Total impaired loans with related allowance	$8,785	$9,233	$2,206	$5,694	$92

	December 31, 2015
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$26,930	$38,845	$30,847	$4
Commercial real estate: other construction & land development	6,054	6,204	6,455	85
Commercial real estate: farmland & commercial	9,803	10,717	7,258	—
Commercial real estate: multifamily	178	178	205	—
Residential: first lien	5,699	5,822	5,853	264
Residential: junior lien	950	972	1,182	68
Consumer	1,297	1,298	1,227	3
Foreign	752	752	548	17
Total impaired loans with no related allowance	$51,663	$64,788	$53,575	$441

Loans accounted for as trouble debt restructuring, by loan class

	December 31, 2016	December 31, 2015
	(Dollars in Thousands)
Domestic
Commercial	$10,710	$2,419
Commercial real estate: other construction & land development	—	2,553
Commercial real estate: farmland & commercial	3,086	2,853
Residential: first lien	6,181	5,316
Residential: junior lien	812	929
Consumer	1,269	1,263
Foreign	360	386

Total troubled debt restructuring	$22,418	$15,719

Information regarding the aging of past due loans, by loan class

	December 31, 2016
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,081	$829	$21,123	$392	$26,033	$883,634	$909,667
Commercial real estate: other construction & land development	1,502	396	4,456	9	6,354	1,710,521	1,716,875
Commercial real estate: farmland & commercial	3,454	3,054	6,150	289	12,658	1,930,412	1,943,070
Commercial real estate: multifamily	44	—	552	—	596	139,870	140,466
Residential: first lien	5,615	1,350	4,143	3,756	11,108	410,796	421,904
Residential: junior lien	762	178	540	382	1,480	608,838	610,318
Consumer	910	95	413	387	1,418	53,750	55,168
Foreign	931	425	397	11	1,753	165,467	167,220
Total past due loans	$17,299	$6,327	$37,774	$5,226	$61,400	$5,903,288	$5,964,688

	December 31, 2015
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$3,361	$940	$28,615	$2,566	$32,916	$933,936	$966,852
Commercial real estate: other construction & land development	193	293	3,502	—	3,988	1,645,839	1,649,827
Commercial real estate: farmland & commercial	2,684	1,328	8,292	3,373	12,304	1,983,144	1,995,448
Commercial real estate: multifamily	49	442	826	49	1,317	138,131	139,448
Residential: first lien	5,299	1,545	4,295	4,093	11,139	399,105	410,244
Residential: junior lien	713	413	646	640	1,772	550,566	552,338
Consumer	646	175	487	453	1,308	56,436	57,744
Foreign	2,639	83	807	442	3,529	175,484	179,013
Total past due loans	$15,584	$5,219	$47,470	$11,616	$68,273	$5,882,641	$5,950,914

Summary of the loan portfolio by credit quality indicator, by loan class

		December 31, 2016
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$720,350	$90,746	$1,121	$75,038	$22,412
Commercial real estate: other construction & land development	1,648,633	1,986	—	61,480	4,776
Commercial real estate: farmland & commercial	1,792,542	7,983	59,872	71,863	10,810
Commercial real estate: multifamily	139,914	—	—	—	552
Residential: first lien	413,638	814	—	616	6,836
Residential: junior lien	609,190	150	—	—	978
Consumer	53,873	—	—	—	1,295
Foreign	166,474	—	—	—	746
Total	$5,544,614	$101,679	$60,993	$208,997	$48,405

		December 31, 2015
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$771,999	$42,152	$31,539	$90,215	$30,946
Commercial real estate: other construction & land development	1,582,683	1,164	13,765	45,994	6,221
Commercial real estate: farmland & commercial	1,849,587	2,283	37,765	92,008	13,806
Commercial real estate: multifamily	138,546	—	—	125	777
Residential: first lien	401,053	—	—	3,492	5,699
Residential: junior lien	551,138	—	—	250	950
Consumer	56,440	—	—	7	1,297
Foreign	178,261	—	—	—	752
Total	$5,529,707	$45,599	$83,069	$232,091	$60,448